ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Gross unrecognized tax benefits beginning of year	$1,837	$1,253	$10,110
Increase in tax positions for prior years	1	225	-
Increase in tax positions for current year	68	391	260
Settlements with taxing authorities	(137)	-	(8,690)
Lapse in statute of limitations	(238)	(32)	(427)
Gross unrecognized tax benefits end of year	1,531	$1,837	$1,253